Notes to the Consolidated Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Cash Flow Statement Text Block Abstract
Equity interest	100.00%
Issued ordinary shares (in Shares) | shares	4,856,273
Shares value	¥ 284,000,000
Lease liabilities		¥ 8,578,000	¥ 2,259,000
Number of leased properties		1
Property, plant and equipment			¥ 475,000